Earnings Per Share (Details) - Schedule of reconciliation of basic and diluted net income per share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of basic and diluted net income per share [Abstract]
Net income available to common shareholders for basic and diluted net income per common share (in Dollars)	$ 5,562,761	$ 4,311,547	$ 7,211,429
Weighted average common shares outstanding – basic	10,809,000	10,809,000	10,809,000
Effect of dilutive securities:
Warrants issued to third party
Weighted average common shares outstanding – diluted	10,809,000	10,809,000	10,809,000
Net income per common share – basic (in Dollars per share)	$ 0.51	$ 0.40	$ 0.67
Net income per common share – diluted (in Dollars per share)	$ 0.51	$ 0.40	$ 0.67